Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
18. Condensed financial information of the parent company
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.
The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit of the subsidiaries is presented as “share of profit of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2023.

	As of December 31,
	2022	2023
	RMB	RMB	US$ Note2(e)
Assets
Cash and cash equivalents	21,990	67,403	9,494
Short-term investments	48,752	—	—
Prepaid expenses and other assets	13,582	18,290	2,576
Amounts due from Group companies	641,549	1,108,198	156,085
Investment in subsidiaries 1	13,049,302	15,373,634	2,165,331

Total assets	13,775,175	16,567,525	2,333,486

Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	3,291	1,418	200
Amounts due to Group companies	1,400,183	2,817,322	396,812

Total liabilities	1,403,474	2,818,740	397,012

Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 980,871,169 and 980,871,169 issued as of December 31, 2022 and 2023; 843,996,769 and 757,194,939 outstanding as of December 31, 2022 and 2023)	64	64	9
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 569,200,000 i ssued and outstanding as of December 31, 2022 and 2023)	39	39	6
Additional paid-in capital	5,692,703	5,748,734	809,692
Treasury stock (136,874,400 and 223,676,230 shares as of December 31, 2022 and 2023)	(568,595)	(1,199,683)	(168,972)
Statutory reserves	698,401	762,472	107,392
Accumulated other comprehensive income	52,237	80,006	11,267
Retained earnings	6,496,852	8,357,153	1,177,080

Total shareholders’ equity	12,371,701	13,748,785	1,936,474

Total liabilities and shareholders’ equity	13,775,175	16,567,525	2,333,486

1	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).

Statements of comprehensive income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ Note 2(e)
Operating expenses
General and administrative expenses	(18,617)	(20,027)	(19,446)	(2,739)

Profits from operations
Other income, net	1,502	(1,100)	34,670	4,883
Income from subsidiaries	2,526,062	2,287,509	2,325,611	327,555

Net profit	2,508,947	2,266,382	2,340,835	329,699

Net profit attributable to ordinary shareholders	2,508,947	2,266,382	2,340,835	329,699

Statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ Note 2(e)
Net cash provided by (used in) operating activities for Third-parties	(45,587)	(36,357)	9,545	1,344

Net cash provided by (used in) operating activities	(45,587)	(36,357)	9,545	1,344

Collection of loans from Group companies	846,737	455,144	32,913	4,636
Cash paid as loans extended to Group companies	(238,254)	(402,570)	(499,562)	(70,362)
Other investing activities	—	(48,275)	—	—

Net cash (used in) provided by investing activities	608,483	4,299	(466,649)	(65,726)

Repayment of loans to Group companies	(839,719)	(487,333)	(74,346)	(10,471)
Cash received as loans from Group companies	603,955	1,240,317	1,491,485	210,071
Other financing activities	(310,221)	(702,674)	(1,110,984)	(156,479)

Net cash provided by (used in) financing activities	(545,985)	50,310	306,155	43,121